Leases and other commitments	12 Months Ended
Jun. 30, 2019
Leases and other commitments
Leases and other commitments

37Leases and other commitments

Operating leases — Minimum future lease payments

The group leases buildings under long-term non-cancellable operating lease agreements and also rents offices and other equipment under operating leases that are cancellable at various short-term notice periods by either party.

	2019	2018
for the year ended 30 June	Rm	Rm

Property, plant and equipment
Within one year	2 276	2 068
One to five years	6 089	5 863
More than five years	15 716	15 344

Total minimum future lease payments	24 081	23 275

Included in operating leases is the following:

•	The lease for the Sasol Corporate office building. The lease term is 20 years with an option to extend for a further five years. This is a significant lease for the group.

•	The rental of a rail cars for our North American Operations. The lease period varies from 12 to 18 years with an option to extend for a further six years.

These leasing arrangements do not impose any significant restrictions on the group or its subsidiaries.

The group has contingent rentals in respect of operating leases that are linked to market related data such as inflation.

Finance leases — minimum future lease payments

The group leases buildings and other equipment under long-term non-cancellable finance lease agreements. These lease agreements contain terms of renewal and escalation clauses but exclude purchase options.

	2019	2018
for the year ended 30 June	Rm	Rm

Within one year	1 207	1 171
One to five years	4 135	3 975
More than five years	20 138	19 586
Less amounts representing finance charges	(17 710)	(17 108)

Total minimum future lease payments	7 770	7 624

The group has contingent rentals in respect of finance leases.

Other commitments

	2019	2018
for the year ended 30 June	Rm	Rm

Water reticulation for Secunda Synfuels Operations
Within one year	173	171
One to five years	713	847
More than five years	1 416	1 798

	2 302	2 816

The water reticulation commitments of Secunda Synfuels Operations relate to a long-term water supply agreement. The rental payments are determined based on the quantity of water consumed over the 20 year period of the agreement.